Employee Benefits (Details) - Schedule of Severance Indemnity Obligations	Dec. 31, 2023	Dec. 31, 2022
Schedule of Severance Indemnity Obligations [Abstract]
Discount rate	5.77%	5.50%
Salary increase rate	5.60%	4.80%
Payment probability	99.99%	99.99%